Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement
Below is a summary of these results:

	For Years
	Ended December 31,
	2013	2012

Sales of Products	$—	$1,768,754
Sales of Engineering Services	—	358,921

Total Sales	—	2,127,675

Total Cost of Sales	—	1,273,907

Gross Profit	—	853,768

Operating Expenses:
Research and Development	—	295,138
Selling and Marketing	—	200,378
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	—	353,584
Amortization Senior Debt Discount*	—	752,248
Income (Loss) from Discontinued Operations	—	(747,580)

Gain (Loss) on Disposal of Discontinued Operations	—	5,837,607
Provision (Benefit) for Income Taxes (Note 21)	—	19,800
	—	5,817,807
Net Income (Loss) from Discontinued Operations	$—	$5,070,227

Basic Income (Loss) per Share	$—	$1.43
Diluted Income (Loss) per Share	$—	$1.43
Weighted-average Shares Outstanding Basic (Note 6)	—	3,536,865
Weighted-average Shares Outstanding Diluted (Note 6)	—	3,651,100

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.